Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 3,559	$ 3,906
Liabilities Incurred	14	22
Liabilities acuired	5	48
Liabilities Settled	(221)	(215)
Liabilities divested	(5)	(89)
Change in Estimated Future Cash Flows	330	693
Change in Discount Rates	265	(980)
Unwinding of Discount on Decommissioning Liabilities (Note 7)	220	176
Exchange Rate Movements and Other	(12)	(2)
Ending balance	$ 4,155	$ 3,559